Convertible Promissory Notes and Equity Financing (Details 2) (Common stock purchase agreement with Aspire Capital Fund, LLC, USD $)	Oct. 24, 2011 D item Y
Common Stock Purchase Agreement
Maximum value of shares of common stock Aspire is committed to purchase (in dollars)	$ 20,000,000
Period over which shares of common stock are committed for issuance (in years)	3
Number of lowest closing sale prices used to calculate arithmetic average	3
Number of consecutive trading days considered for calculating purchase price	12
Percentage of volume weighted average price for all or a portion of our common stock traded on the VWAP Purchase Date	95.00%
Percentage of closing price of common stock on the business day immediately preceding the VWAP Purchase Date	90.00%
Shares of common stock issued as a commitment fee (in shares)	378,788
Maximum number of shares that may be issued and sold under the agreement (in shares)	3,164,357
Maximum number of shares that may be issued and sold under the agreement, as a percentage of the Company's outstanding shares	19.90%
Minimum
Common Stock Purchase Agreement
Closing sale price of common stock that must be exceeded (in dollars per share)	$ 1.00
Maximum
Common Stock Purchase Agreement
Number of shares presented to be purchased per trading day in purchase notice if sale price is above $1.00 per share (in shares)	100,000
Amount of common stock per trading day if the closing sale price is above $1.00 per share (in dollars)	$ 500,000
Number of shares presented under VWAP Purchase Notice as a percentage of aggregate shares of common stock traded on the next business day (in shares)	30.00%